Schedule of Acquisitions of Solar Projects (Detail) $ in Millions		1 Months Ended	9 Months Ended
		Jan. 31, 2019 MW	Sep. 30, 2019 USD ($) MW	Sep. 30, 2018 USD ($)
Property Plant And Equipment [Line Items]
Project Cost			$ 183	$ 108
Acquisition of Solar Project Greensville in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered			2019-08
Date Agreement Closed			2019-08
Project Cost	[1]		$ 130
Date of Commercial Operations			Expected 2020
MW Capacity | MW			80
Acquisition of Solar Project Myrtle in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered			2019-08
Date Agreement Closed			2019-08
Project Cost	[1]		$ 35
Date of Commercial Operations			Expected 2020
MW Capacity | MW			15
Acquisition of Solar Project Seabrook in South Carolina
Property Plant And Equipment [Line Items]
Date Agreement Entered			2019-09
Date Agreement Closed			2019-09
Project Cost	[1]		$ 105
Date of Commercial Operations			Expected 2019
MW Capacity | MW			72
Virginia Electric and Power Company
Property Plant And Equipment [Line Items]
Project Cost			$ 169	$ 98
MW Capacity | MW		1,292
Virginia Electric and Power Company | Acquisition of Solar Project Gutenberg in North Carolina
Property Plant And Equipment [Line Items]
Date Agreement Entered			2017-09
Date Agreement Closed			2019-06
Project Cost	[1]		$ 142
Date of Commercial Operations			September 2019
MW Capacity | MW			80
Virginia Electric and Power Company | Acquisition of Solar Project Gloucester in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered			2018-06
Date Agreement Closed			2019-02
Project Cost	[1]		$ 37
Date of Commercial Operations			April 2019
MW Capacity | MW			20
Virginia Electric and Power Company | Acquisition of Solar Project Grasshopper in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered			2018-08
Date Agreement Closed			2019-03
Project Cost	[1]		$ 130
Date of Commercial Operations			Expected 2020
MW Capacity | MW			80
Virginia Electric and Power Company | Acquisition of Solar Project Chestnut in North Carolina
Property Plant And Equipment [Line Items]
Date Agreement Entered			2018-08
Date Agreement Closed			2019-05
Project Cost	[1]		$ 130
Date of Commercial Operations			Expected 2019
MW Capacity | MW			75
Virginia Electric and Power Company | Acquisition of Solar Project Ft. Powhatan in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered			2019-06
Date Agreement Closed			2019-06
Project Cost	[1]		$ 270
Date of Commercial Operations			Expected 2021
MW Capacity | MW			150
Virginia Electric and Power Company | Acquisition of Solar Project Belcher in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered			2019-06
Date Agreement Closed			2019-08
Project Cost	[1]		$ 160
Date of Commercial Operations			Expected 2020
MW Capacity | MW			88
Virginia Electric and Power Company | Acquisition of Solar Project Bedford in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered			2019-08
Date Agreement Closed			Pending
Project Cost	[1]		$ 110
Date of Commercial Operations			Expected 2021
MW Capacity | MW			70
Virginia Electric and Power Company | Acquisition of Solar Project Maplewood in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered			2019-10
Date Agreement Closed			2019-10
Project Cost	[1]		$ 190
Date of Commercial Operations			Expected 2022
MW Capacity | MW			120

[1]	Includes acquisition cost.